Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes In Unobservable Inputs Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Recognition in profit or loss
Favorable changes		₩ 24,267	₩ 38,959
Unfavorable changes		(24,088)	(41,266)
Other comprehensive income or loss
Favorable changes		0	0
Unfavorable changes		0	0
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1]	14,921	16,840
Unfavorable changes	[1]	(13,977)	(16,760)
Other comprehensive income or loss
Favorable changes	[1]	0	0
Unfavorable changes	[1]	0	0
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[2]	9,346	22,119
Unfavorable changes	[2]	(10,111)	(24,506)
Other comprehensive income or loss
Favorable changes	[2]	0	0
Unfavorable changes	[2]	₩ 0	₩ 0

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value, growth rate by ±1%p and volatility of underlying asset by ±1%p or ±10% and correlation coefficient by ±10%.
[2]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by +3% or ± 10%.